Annual Total Returns - Fidelity Canada Fund [BarChart] - 10.31 Targeted International Funds Retail Combo PRO-21 - Fidelity Canada Fund - Fidelity Canada Fund	Dec. 30, 2021
Bar Chart Table:
Annual Return 2011	(12.44%)
Annual Return 2012	8.25%
Annual Return 2013	10.04%
Annual Return 2014	3.71%
Annual Return 2015	(20.13%)
Annual Return 2016	20.11%
Annual Return 2017	14.43%
Annual Return 2018	(14.29%)
Annual Return 2019	25.78%
Annual Return 2020	4.39%